UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                      --------

                                     FORM N-CSR
                                      --------

               CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANIES

                    INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                                 101 Federal Street
                                  Boston, MA 02110
                   (Address of principal executive offices) (Zip code)

                        The McKee International Equity Portfolio
                                    P.O. Box 219009
                              Kansas City, MO 64121-9009
                         (Name and address of agent for service)

           REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                      DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                     DATE OF REPORTING PERIOD: OCTOBER 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND


THE MCKEE INTERNATIONAL EQUITY PORTFOLIO

ANNUAL REPORT                                                   OCTOBER 31, 2003


--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2003
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter.................................................       1
Statement of Net Assets..............................................       4
Statement of Operations..............................................      10
Statement of Changes in Net Assets...................................      11
Financial Highlights.................................................      12
Notes to Financial Statements........................................      13
Report of Independent Auditors.......................................      20
Trustees and Officers of The Advisors' Inner Circle Fund.............      22
Notice to Shareholders...............................................      30
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

October 31, 2003

Dear Shareholders:

ECONOMIC AND MARKET PERSPECTIVE
Global markets experienced significant appreciation during the year ended October 31, 2003. Returns were enhanced by the sharp rise of global currencies versus the dollar. In particular, the euro gained 17% and the yen 11% against the dollar during the year ended October 31, 2003. Global economic conditions improved as growth resumed in the United States. Asian economies, especially China, registered the strongest advances. Japan emerged from its recession, though the sustainability of its recovery remains in question. With the exception of Great Britain, Europe remains sluggish. However, recent surveys indicate that growth will resume in Germany in the wake of tax reductions and modest proposals for business deregulation. Unemployment remains high in most countries. Corporate earnings are improving despite continued lackluster revenue growth. For the first time in well over a year, monetary authorities are tightening in response to economic strength. Both the Bank of England and the Reserve Bank of Australia raised rates by 25 basis points in early November.

PERFORMANCE
The Portfolio's return of 28.16% for the year ended October 31, 2003 exceeded the 27.03% return of the benchmark Morgan Stanley Capital International EAFE Index by 113 basis points. Performance was aided by over-weighting cyclicals and Japanese equities as well as by a modest exposure to emerging markets.

PORTFOLIO STRUCTURE
As of October 31, 2003, the Portfolio was invested in 18 countries. Europe was under-weighted with the largest negative exposures in the United Kingdom and Switzerland. Germany was over-weighted. The Portfolio had above average positions in the Asia/Pacific Basin with the biggest investments in the Philippines and Japan. Emerging markets, which are not included in Morgan
Stanley Capital International EAFE Index, accounted for almost 3% of equity investment. Canada, which is also not included in Morgan Stanley Capital International EAFE Index, accounted for over 2% of equities. The Portfolio was heavy in industrials and energy and light in the overvalued information technology sector, as well as health care, financials and materials. On October 31, 2003 the Portfolio was invested in 65 companies through foreign trade stocks, ADR's, and convertible bonds.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------


OUTLOOK
World economic conditions are better than at any time in the last several years with growth increasing in nearly all regions. Monetary and fiscal policies are generally expansionary, and interest rates remain low compared with recent history. Corporate profits are growing and should eventually lead to greater capital investment and more job creation. Global equity markets have reacted to these developments with strong price appreciation and valuation levels have risen. Foreign equities remain much less expensive than U.S. stocks. The dollar has shown some signs of stabilization, but further declines are possible as a result of massive U.S. trade and budget deficits which are being financed by foreigners. Terrorism and regional conflicts, especially in the Middle East, could still produce exogenous shocks to the global economy. International equities are expected to produce competitive rates of return, commensurate with risk, in the near term.

Yours truly,


/s/Eugene M. Natali
Eugene M. Natali
C.S. MCKEE CHIEF EXECUTIVE OFFICER




                       DEFINITION OF THE COMPARATIVE INDEX
                       -----------------------------------

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX is an unmanaged index comprised of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR PERIOD ENDED OCTOBER 31, 2003
--------------------------------------------------------------------------------
                                                                 Since
                 1 Year                 5 Years                 5/26/94*
--------------------------------------------------------------------------------
                 28.16%                  2.64%                    4.57%
--------------------------------------------------------------------------------

[LINE GRAPH]
[PLOT POINTS FOLLOW]

         McKee                       Morgan Stanley
         International               Capital
         Equity                      International EAFE
         Portfolio                   Index
5/26/94  10,000                      10,000
1994     10,431                      10,490
1995     10,151                      10,452
1996     10,992                      11,548
1997     13,225                      12,082
1998     13,381                      13,247
1999     17,439                      16,298
2000     17,144                      15,825
2001     13,678                      11,880
2002     11,893                      10,311
2003     15,242                      13,097


* Beginning of operations. Index comparisons begin on 5/31/94.

               THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST
          PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE
                PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED,
 MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE ASSUMES
         THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS
                      ASSUME REINVESTMENT OF DIVIDENDS AND,
                UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY
                       FEES OR EXPENSES. IF SUCH FEES AND
                       EXPENSES WERE INCLUDED IN THE INDEX
                 RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.
                PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN
                                UNMANAGED INDEX.

         THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED
                  RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

                  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF
                      TAXES THAT A SHAREHOLDER WOULD PAY ON
                         PORTFOLIO DISTRIBUTIONS OR THE
                         REDEMPTION OF PORTFOLIO SHARES.

                 SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 2.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2003

--------------------------------------------------------------------------------


---------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
FOREIGN COMMON STOCK -- 92.1%
---------------------------------------------------------------------------------

                                                             SHARES       VALUE
                                                             -------   ----------
AUSTRALIA -- 1.5%
   News Corp ...........................................     100,000 $    890,485
   Westpac Banking .....................................     125,000    1,432,404
                                                                     ------------
                                                                        2,322,889
                                                                     ------------
BELGIUM -- 1.6%
   Fortis ..............................................     140,000    2,496,585
                                                                     ------------
CANADA -- 2.2%
   Abitibi-Consolidated ................................     200,000    1,345,928
   Alcan ...............................................      50,000    1,995,372
                                                                     ------------
                                                                        3,341,300
                                                                     ------------
FRANCE -- 10.6%
   AXA .................................................     200,000    3,789,750
   BNP Paribas .........................................      50,000    2,627,250
   Cie de Saint-Gobain .................................      55,000    2,320,292
   Suez ................................................     100,000    1,604,250
   Technip-Coflexip ....................................      20,003    1,976,547
   Total Fina Elf ......................................      25,000    3,885,656
                                                                     ------------
                                                                       16,203,745
                                                                     ------------
GERMANY -- 8.4%
   Allianz .............................................      20,000    2,144,115
   BASF ................................................      40,000    1,834,890
   E.ON ................................................      42,000    2,122,911
   MAN .................................................      90,000    2,494,260
   Schering ............................................      52,000    2,428,277
   Siemens .............................................      28,000    1,887,900
                                                                     ------------
                                                                       12,912,353
                                                                     ------------
HONG KONG -- 1.4%
   Henderson Land Development ..........................     500,000    2,098,974
                                                                     ------------
ITALY -- 2.2%
   Telecom Italia, Ordinary Shares .....................     660,174    1,722,930
   Telecom Italia, Savings Shares ......................   1,000,000    1,734,450
                                                                     ------------
                                                                        3,457,380
                                                                     ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2003

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------

                                                             SHARES       VALUE
                                                             -------   ----------
JAPAN -- 23.5%
   Asahi Breweries .....................................     350,000  $ 2,922,636
   Asahi Glass .........................................     260,000    2,052,849
   Canon ...............................................      45,000    2,177,650
   East Japan Railway ..................................         600    2,717,970
   Hitachi .............................................     400,000    2,350,480
   Komatsu .............................................     300,000    1,623,687
   Kubota ..............................................     800,000    2,881,703
   Matsushita Electric Industrial ......................     110,000    1,449,857
   Nippon Meat Packers .................................     200,000    1,995,725
   Nippon Telegraph & Telephone ADR ....................     110,000    2,472,800
   Nippon Yusen Kabushiki Kaisha .......................     450,000    1,915,677
   Osaka Gas ...........................................     700,000    1,935,689
   Promise .............................................      55,000    2,471,460
   Sony ................................................      70,000    2,438,714
   Tanabe Seiyaku ......................................     290,000    2,123,528
   Yamanouchi Pharmaceutical ...........................     100,000    2,510,574
                                                                     ------------
                                                                       36,040,999
                                                                     ------------
NETHERLANDS -- 5.4%
   Aegon ...............................................     175,000    2,294,775
   Akzo Nobel ..........................................      65,000    2,055,300
   Koninklijke Philips Electronics .....................      50,614    1,364,471
   Unilever ............................................      45,000    2,614,056
                                                                     ------------
                                                                        8,328,602
                                                                     ------------
PHILIPPINES -- 1.5%
   Philippine Long Distance Telephone* .................     170,000    2,351,080
                                                                     ------------
PORTUGAL -- 1.4%
   Portugal Telecom ....................................     250,000    2,101,219
                                                                     ------------
SINGAPORE -- 1.1%
   Singapore Airlines ..................................     250,000    1,737,557
                                                                     ------------
SOUTH KOREA -- 0.5%
   Samsung Electronics .................................       2,000      794,254
                                                                     ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2003

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------

                                                             SHARES       VALUE
                                                             -------   ----------
SPAIN -- 3.7%
   Banco Bilbao Vizcaya Argentaria .....................     145,000 $  1,663,712
   Repsol ..............................................     120,000    2,092,500
   Telefonica ..........................................     150,000    1,865,812
                                                                     ------------
                                                                        5,622,024
                                                                     ------------
SWEDEN -- 2.9%
   Electrolux, Ser B ...................................     100,000    2,051,058
   Nordea ..............................................     375,000    2,334,019
                                                                     ------------
                                                                        4,385,077
                                                                     ------------
SWITZERLAND -- 3.8%
   Swiss Reinsurance ...................................      45,000    2,832,404
   UBS .................................................      49,200    3,021,230
                                                                     ------------
                                                                        5,853,634
                                                                     ------------
TAIWAN -- 0.9%
   Taiwan Semiconductor Manufacturing ADR* .............     118,800    1,313,928
                                                                     ------------
UNITED KINGDOM -- 19.5%
   Barclays ............................................     315,600    2,661,720
   BG Group ............................................     350,000    1,596,194
   BG Group ADR ........................................      20,000      467,400
   Cadbury Schweppes ...................................     250,000    1,602,557
   Cadbury Schweppes ADR ...............................      20,000      520,000
   Diageo ..............................................     200,000    2,351,973
   GlaxoSmithKline ADR .................................      45,000    1,948,050
   Kesa Electricals* ...................................     160,000      662,489
   Kingfisher ..........................................     700,000    3,355,719
   Lloyds TSB Group ....................................     330,000    2,291,774
   Persimmon ...........................................     250,000    1,970,583
   Rolls-Royce Group ...................................     799,910    2,575,680
   Scottish Power ......................................     200,000    1,187,865
   Shell Transport & Trading ...........................     300,000    1,873,433
   Shell Transport & Trading ADR .......................      55,000    2,098,800
   Trinity Mirror ......................................     300,000    2,754,150
                                                                     ------------
                                                                       29,918,387
                                                                     ------------
   TOTAL FOREIGN COMMON STOCK
      (Cost $136,608,566) ..............................              141,279,987
                                                                     ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2003

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
UNITED KINGDOM TREASURY OBLIGATION -- 3.3%
---------------------------------------------------------------------------------

                                                             FACE
                                                            AMOUNT       VALUE
                                                           --------    ----------
UNITED KINGDOM -- 3.3%
   United Kingdom Treasury Bill (A)
      3.576%, 01/05/04
      (Cost $4,970,717) ...............................GBP 3,000,000 $  5,059,541
                                                                     ------------
---------------------------------------------------------------------------------
CLOSED-END BOND FUND -- 1.4%
---------------------------------------------------------------------------------
                                                             SHARES
                                                            --------
UNITED STATES -- 1.4%
   TCW/DW Term Trust 2003 (B) (Cost $2,120,000) ........     200,000    2,122,000
                                                                     ------------
---------------------------------------------------------------------------------
CONVERTIBLE BOND -- 1.3%
---------------------------------------------------------------------------------
                                                             FACE
                                                            AMOUNT
                                                           --------
ITALY -- 1.3%
   Fiat Finance
      3.25%, 01/09/07
      (Cost $1,726,046) ................................   $2,000,000   1,975,000
                                                                     ------------
---------------------------------------------------------------------------------
WARRANTS -- 0.0%
---------------------------------------------------------------------------------

                                                             SHARES
                                                            --------
ITALY -- 0.0%
   Fiat* (Cost $0) .....................................      14,400        4,461
                                                                     ------------
---------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 1.9%
---------------------------------------------------------------------------------
                                                             FACE
                                                            AMOUNT
                                                           --------
 REPURCHASE AGREEMENT -- 1.9%
   Morgan Stanley, 0.750%, dated 10/31/03,
      to be repurchased on 11/03/03, repurchase
      price $2,919,866, (collateralized by
      U.S. Treasury Bond total market value
      $2,978,151) (Cost $2,919,684) ....................   2,919,684    2,919,684
                                                                     ------------
   TOTAL INVESTMENTS -- 100.0%
      (Cost $148,345,013) ..............................              153,360,673
                                                                     ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2003

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
WRITTEN OPTIONS -- 0.0%
---------------------------------------------------------------------------------

                                                            CONTRACTS    VALUE
                                                            ---------  ----------
   Taiwan Semiconductor January 2004,
       $12.50 Call* (Premiums Received -$50,998) .......       (500) $    (22,500)
                                                                     ------------
 OTHER ASSETS AND LIABILITIES -- 0.0%
   Investment Advisory Fees Payable ....................                  (90,034)
   Administration Fees Payable .........................                  (15,534)
   Other Assets and Liabilities, Net ...................                  152,732
                                                                     ------------
   TOTAL OTHER ASSETS AND LIABILITIES ..................                   47,164
                                                                     ------------
---------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------
   Paid in capital .....................................              168,788,847
   Undistributed net investment income .................                1,890,396
   Accumulated net realized loss on investments and written options   (22,377,940)
   Net unrealized appreciation on investments and written options       5,044,158
   Net unrealized appreciation on forward foreign
      currency contracts, foreign currencies and
      translation of other assets and liabilities
      denominated in foreign currencies ................                   39,876
                                                                     ------------
   TOTAL NET ASSETS -- 100.0% ..........................             $153,385,337
                                                                     ============
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
   (unlimited authorization -- no par value) ...........               16,836,001
   NET ASSET VALUE, Offering and Redemption Price Per Share                 $9.11
                                                                            =====

     * NON-INCOME PRODUCING SECURITY
   ADR AMERICAN DEPOSITARY RECEIPT
   GBP BRITISH POUND
   SER SERIES
   (A) THE RATE SHOWN REPRESENTS THE SECURITY'S EFFECTIVE YIELD AT TIME OF PURCHASE.
   (B) CLOSED-END REGISTERED MUTUAL FUND




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2003

--------------------------------------------------------------------------------


At October 31, 2003, sector diversification of the Portfolio was as follows (Unaudited):

                                                      % OF
SECTOR DIVERSIFICATION                             NET ASSETS       VALUE
----------------------                             ----------      --------

Commercial Banks .................................     12.0%    $ 18,528,694
Diversified Telecommunication Services ...........      8.0       12,248,291
Oil & Gas ........................................      7.8       12,013,983
Insurance ........................................      7.2       11,061,044
Pharmaceuticals ..................................      5.9        9,010,429
Household Durables ...............................      4.8        7,304,100
Machinery ........................................      4.5        6,999,650
Food Products ....................................      4.4        6,732,338
Beverages ........................................      3.4        5,274,609
Electronic Equipment & Instruments ...............      3.0        4,528,130
Building Products ................................      2.9        4,373,141
Specialty Retail .................................      2.6        4,018,208
Chemicals ........................................      2.4        3,890,190
Multi-Utilities ..................................      2.4        3,727,161
Media ............................................      2.4        3,644,635
Road & Rail ......................................      1.8        2,717,970
Aerospace & Defense ..............................      1.7        2,575,680
Diversified Financial Services ...................      1.6        2,471,460
Semiconductors & Equipment .......................      1.4        2,108,182
Real Estate ......................................      1.4        2,098,974
Metals ...........................................      1.3        1,995,372
Energy Equipment & Services ......................      1.3        1,976,547
Home Building ....................................      1.3        1,970,583
Gas Utilities ....................................      1.3        1,935,689
Marine Products ..................................      1.3        1,915,677
Electrical Equipment                                    1.2        1,887,900
Airlines .........................................      1.1        1,737,557
Paper & Food Products ............................      0.9        1,345,928
Electric Utilities ...............................      0.8        1,187,865
                                                      ------    ------------
Total Foreign Common Stock .......................     92.1      141,279,987
                                                      ------    ------------
United Kingdom Treasury Obligation ...............      3.3        5,059,541
Closed-End Bond Fund .............................      1.4        2,122,000
Convertible Bond - Autos .........................      1.3        1,975,000
Warrants .........................................      0.0            4,461
Repurchase Agreement .............................      1.9        2,919,684
                                                      ------    ------------
Total Investments ................................    100.0      153,360,673
Written Options ..................................      0.0          (22,500)
TOTAL OTHER ASSETS AND LIABILITIES ...............      0.0           47,164
                                                      ------    ------------
TOTAL NET ASSETS .................................    100.0%    $153,385,337
                                                      =====     ============



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             FOR THE YEAR ENDED
                                                             OCTOBER 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                          $ 3,413,946
Interest                                                               210,506
Less: Foreign Taxes Withheld                                          (455,412)
                                                                   -----------
   TOTAL INCOME                                                      3,169,040
                                                                   -----------
EXPENSES
Investment Advisory Fees                                               871,042
Administration Fees                                                    149,351
Custodian Fees                                                          82,800
Transfer Agent Fees                                                     53,497
Printing Fees                                                           23,603
Registration and Filing Fees                                            18,361
Audit Fees                                                              15,538
Legal Fees                                                              15,452
Trustees' Fees                                                           7,103
Shareholder Servicing Fees                                               4,275
Other Expenses                                                           7,663
                                                                   -----------
   TOTAL EXPENSES                                                    1,248,685
                                                                   -----------
NET INVESTMENT INCOME                                                1,920,355
                                                                   -----------
NET REALIZED GAIN (LOSS) ON:
   Investments                                                      (5,369,665)
   Written Options                                                     153,831
   Foreign Currency Transactions                                       (19,937)
                                                                   -----------
NET REALIZED LOSS                                                   (5,235,771)
                                                                   -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments                                                      36,022,360
   Written Options                                                    (114,342)
   Foreign Currency Transactions                                        17,877
                                                                   -----------
NET CHANGE IN UNREALIZED APPRECIATION                               35,925,895
                                                                   -----------
NET GAIN ON INVESTMENTS, WRITTEN OPTIONS AND
   FOREIGN CURRENCY TRANSACTIONS                                    30,690,124
                                                                   -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                       $32,610,479
                                                                   ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             YEAR           YEAR
                                                             ENDED          ENDED
                                                          OCTOBER 31,    OCTOBER 31,
                                                             2003           2002
                                                         -----------    ------------

OPERATIONS:
   Net Investment Income .............................   $ 1,920,355     $ 1,476,266
   Net Realized Loss on Investments, Written Options
     and Foreign Currency Transactions ...............    (5,235,771)     (3,130,088)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments, Written Options
     and Foreign Currency Transactions ...............    35,925,895     (14,977,000)
                                                        ------------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS .................................    32,610,479     (16,630,822)
                                                        ------------    ------------
DIVIDENDS:
   Net Investment Income .............................      (497,981)     (1,418,082)
                                                        ------------    ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ............................................    19,857,519      10,964,208
   In Lieu of Cash Distributions .....................       469,351       1,335,764
   Redemption Fees-- Note 9 ..........................        75,285          62,057
   Redeemed ..........................................   (10,285,379)     (9,718,788)
                                                        ------------    ------------
   NET INCREASE IN NET ASSETS FROM CAPITAL
     SHARE TRANSACTIONS ..............................    10,116,776       2,643,241
                                                        ------------    ------------
       TOTAL INCREASE (DECREASE) IN NET ASSETS .......    42,229,274     (15,405,663)
                                                        ------------    ------------
NET ASSETS:
   Beginning of Year .................................   111,156,063     126,561,726
                                                        ------------    ------------
   End of Year (Including Undistributed Net Investment
     Income of $1,890,396 and $487,959, respectively)   $153,385,337    $111,156,063
                                                        ============    ============
SHARE TRANSACTIONS:
   Issued ............................................     2,582,945       1,455,408
   In Lieu of Cash Distributions .....................        65,644         156,480
   Redeemed ..........................................    (1,385,779)     (1,288,932)
                                                        ------------    ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ..............................     1,262,810         322,956
                                                        ============    ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   SELECTED PER SHARE DATA & RATIOS
                                       FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                   YEARS ENDED OCTOBER 31,
                                       --------------------------------------------
                                          2003   2002(1)    2001     2000      1999
                                        ------   ------  -------   -------  -------
Net Asset Value,
   Beginning of Period ..............   $ 7.14   $ 8.30  $ 12.33   $ 14.04  $ 11.23
                                        ------   ------  -------   -------  -------
Income (Loss) from Investment
   Operations:
   Net Investment Income ............     0.11     0.10     0.08      0.05     0.11
   Net Realized and Unrealized
     Gain (Loss) ....................     1.89    (1.17)   (2.26)    (0.17)    3.20
                                        ------   ------  -------   -------  -------
   Total from Investment Operations .     2.00    (1.07)   (2.18)    (0.12)    3.31
                                        ------   ------  -------   -------  -------
Redemption Fees .....................       --       --     0.01      0.01       --
                                        ------   ------  -------   -------  -------
Dividends and Distributions:
   Net Investment Income ............    (0.03)   (0.09)   (0.02)    (0.13)   (0.09)
   Net Realized Gain ................       --       --    (1.84)    (1.47)   (0.41)
                                        ------   ------  -------   -------  -------
     Total Dividends and Distributions   (0.03)    (0.09)  (1.86)    (1.60)   (0.50)
                                        ------   ------  -------   -------  -------
Net Asset Value, End of Period ......   $ 9.11   $ 7.14  $  8.30   $ 12.33  $ 14.04
                                        ======   ======  =======   =======  =======
TOTAL RETURN+ .......................    28.16%  (13.05)% (20.22)%   (1.69)%  30.33%
                                        ======   ======  =======   =======  =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of
   Period (Thousands) ............... $153,385 $111,156 $126,562  $163,684 $172,027
Ratio of Expenses
    to Average Net Assets ...........     1.00%    1.02%    1.05%     1.02%    1.02%
Ratio of Net Investment
    Income to Average
    Net Assets ......................     1.54%    1.15%    0.83%     0.37%    1.05%
Portfolio Turnover Rate .............       17%      23%      60%       60%      40%


+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S MCKEE INTERNATIONAL EQUITY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM MCKEE INTERNATIONAL EQUITY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S MCKEE INTERNATIONAL EQUITY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM MCKEE INTERNATIONAL EQUITY PORTFOLIO. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:
THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 portfolios. The financial statements herein are those of the McKee International Equity Portfolio (the "Portfolio"). The financial statements of the remaining Portfolios are presented separately. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

On June 7, 2002, the shareholders of UAM McKee International Equity Portfolio (the "UAM Portfolio"), a series of the UAM Funds, Inc., (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolio through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund's McKee International Equity Portfolio (the "Reorganization"). The Reorganization took place on June 24, 2002.

2. SIGNIFICANT  ACCOUNTING POLICIES:
The following is a summary of the Significant Accounting Policies followed by the Portfolio.

     USE OF ESTIMATES -- The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, and for which quotations are readily available, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date, or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Securities for which prices are not available, of which there are none at October 31, 2003 will be valued at fair value as determined in good faith in accordance with procedures approved by the Trust's Board of Trustees.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT -- The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two par-ties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

     difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. As of October 31, 2003, there were no open forward foreign currency exchange contracts.

     WRITTEN OPTIONS -- When a covered put or call option is written in the Portfolio, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Net Assets. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written.

     When a covered written call expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying securities and the proceeds of the sale are increased by the premium originally received.

     When a covered written put expires, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Portfolio purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

     The Portfolio trades written option contracts with off-balance sheet risk in the normal course of its investment activities in order to manage exposure to market risks. The contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

     WRITTEN OPTIONS TRANSACTIONS -- Written option transactions entered into during the year ended October 31, 2003 are summarized as follows:

                                                                        PREMIUM
                                                     # OF CONTRACTS      (000)
                                                     --------------     --------
     Balance at the beginning of period                     1,185        $ 165
     Written                                                1,188           86
     Expired                                               (1,873)        (200)
                                                           ------        -----
     Balance at end of period                                 500        $  51
                                                           ======        =====

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed to a particular Portfolio are apportioned among the Portfolios of the Trust based on the number of Portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income annually. Any realized net capital gains are distributed annually. All distributions are recorded on ex-dividend date.

     OTHER -- The Portfolio retains redemption fees of 1.00% on redemptions of capital shares held for less than 180 days. For the year ended October 31, 2003 there were $75,285 in redemption fees retained by the Portfolio.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Portfolio had entered into an agreement effective June 24, 2002 with the Distributor to act as an agent in placing repurchase agreements for the Portfolio. For the year ended October 31, 2003, the Distributor received $2,313 through a reduction of yield earned by the Portfolio on those repurchase agreements. Effective October 24, 2003 this agreement was discontinued.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING AND
TRANSFER AGENT AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolio that are serviced by the financial representative.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, C.S. McKee L.P. (the "Adviser") provides investment advisory services for the Portfolio at a fee calculated at an annual rate of 0.70% of the average daily net assets.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2003, the Portfolio made purchases of $27,035,714 and sales of $20,445,391 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions and a reclass of distributions.

Permanent book and tax basis differences, relating to foreign currencies and foreign forward contracts, resulted in reclassifications for the year ended October 31, 2003 of a reduction in undistributed net investment income of $19,937 and an increase in accumulated realized gain of $19,937. These reclassifications had no impact on the net assets or net asset value of the Portfolio.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions paid during the last two years were as follows:
                                            ORDINARY
                                             INCOME
                                           ----------
                           2003            $  497,981
                           2002             1,418,082

As of October 31, 2003, the components of Accumulated Losses were as follows:

Undistributed Ordinary Income              $  1,890,395
Capital Loss Carryforwards                  (22,377,939)
Unrealized Depreciation                       5,084,034
                                           ------------
Total Accumulated Losses                   $(15,403,510)
                                           ============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains as follows:

                                                                  TOTAL CAPITAL
           EXPIRES           EXPIRES            EXPIRES          LOSS CARRYOVER
            2011              2010               2009               10/31/03
          ----------       ----------         -----------        --------------
          $5,215,833       $3,180,470         $13,981,636          $22,377,939

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

For Federal income tax purposes, the cost of securities owned at October 31, 2003, and the net realized gains or losses on securities sold for the period was not materially different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation, held by the Funds at October 31, 2003, were as follows:

            FEDERAL         APPRECIATED      DEPRECIATED      NET UNREALIZED
           TAX COST         SECURITIES       SECURITIES        APPRECIATION
           --------         -----------      -----------      --------------
          $148,294,015      $18,485,396     $(13,441,238)        $5,044,158

8. CONCENTRATION OF RISKS:

At October 31, 2003, the net assets of the Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

9. OTHER:

At October 31, 2003,  47% of total shares  outstanding  were held by four record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                      MCKEE INTERNATIONAL
                                                     EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of McKee International Equity Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of McKee International Equity Portfolio (one of the portfolios constituting the Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2003

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
THE ADVISORS' INNER CIRCLE FUND                      MCKEE INTERNATIONAL
                                                     EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------


Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board


                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
       AGE(1)                        THE TRUST                   TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY                        Trustee                    (Since 1993)
76 yrs. old


--------------------------------------------------------------------------------
ROBERT A. PATTERSON                   Trustee                    (Since 1993)
76 yrs. old





--------------------------------------------------------------------------------
EUGENE B. PETERS                      Trustee                    (Since 1993)
74 yrs. old








--------------------------------------------------------------------------------
JAMES M. STOREY                       Trustee                    (Since 1994)
72 yrs. old











--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                      MCKEE INTERNATIONAL
                                                     EQUITY PORTFOLIO

--------------------------------------------------------------------------------

Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The following chart lists Trustees and Officers as of November 11, 2003.


                                                                          NUMBER OF
                                                                         PORTFOLIOS
                                                                      IN THE ADVISORS'
                                                                     INNER CIRCLE FUND
     PRINCIPAL OCCUPATION(S)                                          OVERSEEN BY BOARD           OTHER DIRECTORSHIPS
       DURING PAST 5 YEARS                                                  MEMBER              HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
       Vice Chairman of Ameritrust Texas N.A.,                               45               Trustee of The Arbor Funds,
       1989-1992, and MTrust Corp., 1985-1989.                                                The MDL Funds, and The
                                                                                              Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------------
       Pennsylvania State University, Senior Vice                            45               Member and Treasurer, Board of
       President, Treasurer (Emeritus); Financial                                             Trustees of Grove City College.
       and Investment Consultant, Professor of                                                Trustee of The Arbor Funds,
       Transportation since 1984; Vice President-                                             The MDL Funds, and The
       Investments, Treasurer, Senior Vice President                                          Expedition Funds.
       (Emeritus), 1982-1984. Director,
       Pennsylvania Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
       Private investor from 1987 to present. Vice                           45               Trustee of The Arbor Funds,
       President and Chief Financial officer, Western                                         The MDL Funds, and The
       Company of North America (petroleum ser-                                               Expedition Funds.
       vice company), 1980-1986. President of Gene
       Peters and Associates (import company),
       1978-1980. President and Chief Executive
       Officer of Jos. Schlitz Brewing Company
       before 1978.
------------------------------------------------------------------------------------------------------------------------------------
       Partner, Dechert (law firm), September                                45               Trustee of The Arbor Funds,
       1987-December 1993.                                                                    The MDL Funds, The Expedition
                                                                                              Funds, SEI Asset Allocation Trust,
                                                                                              SEI Daily Income Trust, SEI Index
                                                                                              Funds, SEI Institutional International
                                                                                              Trust, State Street Research Funds,
                                                                                              Massachusetts Health and Education
                                                                                              Tax-Exempt Trust, SEI Institutional
                                                                                              Investments Trust, SEI Institutional
                                                                                              Managed Trust, SEI Liquid Asset
                                                                                              Trust and SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

                                       23

THE ADVISORS' INNER CIRCLE FUND                      MCKEE INTERNATIONAL
                                                     EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
       AGE(1)                        THE TRUST                   TIME SERVED(2)
--------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
GEORGE J. SULLIVAN, JR.               Trustee                    (Since 1999)
61 yrs. old











--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                      Chairman                   (Since 1991)
57 yrs. old                        of the Board
                                    of Trustees










--------------------------------------------------------------------------------
WILLIAM M. DORAN                      Trustee                    (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
63 yrs. old






--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

                                                                          NUMBER OF
                                                                         PORTFOLIOS
                                                                      IN THE ADVISORS'
                                                                     INNER CIRCLE FUND
     PRINCIPAL OCCUPATION(S)                                          OVERSEEN BY BOARD           OTHER DIRECTORSHIPS
       DURING PAST 5 YEARS                                                  MEMBER              HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
       Chief Executive Officer, Newfound                                     45               Trustee, Navigator Securities Lending
       Consultants Inc. since April 1997. General                                             Trust, since 1995. Trustee of The
       Partner, Teton Partners, L.P., June 1991-                                              Arbor Funds, The MDL Funds,
       December 1996; Chief Financial Officer,                                                The Expedition Funds, SEI Asset
       Nobel Partners, L.P., March 1991-December                                              Allocation Trust, SEI Daily Income
       1996; Treasurer and Clerk, Peak Asset                                                  Income Trust, SEI Index Funds,
       Management, Inc., since 1991.                                                          SEI Institutional International Trust,
                                                                                              SEI Institutional Investments Trust,
                                                                                              SEI Institutional Managed Trust,
                                                                                              SEI Liquid Asset Trust and SEI Tax
                                                                                              Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
       Currently performs various services on behalf                         45               Trustee of The Arbor Funds, Bishop
       of SEI Investments for which Mr. Nesher is                                             Street Funds, The Expedition Funds,
       compensated. Executive Vice President of SEI                                           The MDL Funds, SEI Asset Allocation
       Investments, 1986-1994. Director and                                                   Trust, SEI Daily Income Trust, SEI
       Executive Vice President of the Administrator                                          Index Funds, SEI Institutional
       and the Distributor, 1981-1994.                                                        International Trust, SEI Institutional
                                                                                              Investments Trust, SEI Institutional
                                                                                              Managed Trust, SEI Liquid Asset
                                                                                              Trust, SEI Opportunity Master Fund,
                                                                                              L.P., SEI Opportunity Fund, L.P., SEI
                                                                                              Absolute Return Master Fund, L.P.,
                                                                                              SEI Absolute Return Fund, L.P. and
                                                                                              SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
       Partner, Morgan, Lewis & Bockius LLP                                  45               Trustee of The Arbor Funds, The
       (law firm), counsel to the Trust, SEI Investments,                                     MDL Funds, The Expedition Funds,
       the Administrator and the Distributor. Director                                        SEI Asset Allocation Trust, SEI Daily
       of SEI Investments since 1974; Secretary of                                            Income Trust, SEI Index Funds, SEI
       SEI Investments since 1978.                                                            Institutional International Trust, SEI
                                                                                              Institutional Investments Trust, SEI
                                                                                              Institutional Managed Trust, SEI
                                                                                              Liquid Asset Trust and SEI Tax
                                                                                              Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                      MCKEE INTERNATIONAL
                                                     EQUITY PORTFOLIO

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
       AGE(1)                        THE TRUST                    TIME SERVED
--------------------------------------------------------------------------------

OFFICERS
--------
JAMES F. VOLK, CPA                    President                  (Since 2003)
41 yrs. old




--------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA         Controller and Chief              (Since 2001)
34 yrs. old                    Financial Officer


--------------------------------------------------------------------------------
PETER GOLDEN                Co-Controller and Co-Chief           (Since 2003)
39 yrs. old                      Financial Officer





--------------------------------------------------------------------------------
SHERRY K. VETTERLEIN       Vice President and Secretary          (Since 2001)
41yrs. old





--------------------------------------------------------------------------------
LYDIA A. GAVALIS                Vice President and               (Since 1998)
39 yrs. old                     Assistant Secretary




--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                                                          NUMBER OF
                                                                         PORTFOLIOS
                                                                      IN THE ADVISORS'
                                                                     INNER CIRCLE FUND
     PRINCIPAL OCCUPATION(S)                                          OVERSEEN BY BOARD           OTHER DIRECTORSHIPS
       DURING PAST 5 YEARS                                                  MEMBER                  HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
       Senior Operations Officer, SEI Investments,                            N/A                         N/A
       Fund Accounting and Administration
       (1996-present); Assistant Chief Accountant
       of the U.S. Securities and Exchange
       Commission's Division of Investment
       Management (1993-1996).
------------------------------------------------------------------------------------------------------------------------------------
       Director, SEI Investments, Fund Accounting                             N/A                          N/A
       and Administration since November 1999;
       Audit Manager, Ernst & Young LLP from
       1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
       Director, SEI Investments, Fund Accounting                             N/A                          N/A
       and Administration since June 2001. From
       March 2000 to 2001; Vice President of
       Funds Administration for J.P. Morgan Chase
       & Co. From 1997 to 2000, Vice President
       of Pension and Mutual Fund Accounting for
       Chase Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------
       Vice President and Assistant Secretary of                              N/A                          N/A
       SEI Investments Global Funds Services and
       SEI Investments Distribution Co. since
       January 2001; Shareholder/Partner,
       Buchanan Ingersoll Professional Corporation
       from 1992-2000.
------------------------------------------------------------------------------------------------------------------------------------
       Vice President and Assistant Secretary                                 N/A                          N/A
       of SEI Investments, SEI Investments
       Global Funds Services and SEI Investments
       Distribution Co. since 1998; Assistant
       General Counsel and Director of Arbitration,
       Philadelphia Stock Exchange from 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------


                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
       AGE(1)                        THE TRUST                    TIME SERVED
--------------------------------------------------------------------------------

OFFICERS (CONTINUED)
--------------------
TIMOTHY D. BARTO             Assistant Vice President            (Since 2000)
35 yrs. old                   and Assistant Secretary




--------------------------------------------------------------------------------
WILLIAM E. ZITELLI           Assistant Vice President            (Since 2000)
35 yrs. old                        and Secretary




--------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH         Vice President and               (Since 2000)
43 yrs. old                     Assistant Secretary



--------------------------------------------------------------------------------
JOHN C. MUNCH                   Vice President and               (Since 2001)
32 yrs. old                     Assistant Secretary




--------------------------------------------------------------------------------
JOHN MUNERA                     Vice President and               (Since 2002)
40 yrs. old                     Assistant Secretary


--------------------------------------------------------------------------------
CORI DAGGETT                    Vice President and               (Since 2003)
42 yrs. old                     Assistant Secretary

--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------


                                                                          NUMBER OF
                                                                         PORTFOLIOS
                                                                      IN THE ADVISORS'
                                                                     INNER CIRCLE FUND
     PRINCIPAL OCCUPATION(S)                                          OVERSEEN BY BOARD           OTHER DIRECTORSHIPS
       DURING PAST 5 YEARS                                                  MEMBER                  HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
       Vice President and Assistant Secretary of SEI                          N/A                          N/A
       Investments Global Funds Services and SEI
       Investments Distribution Co. since 1999;
       Associate, Dechert (law firm) from 1997-1999;
       Associate, Richter, Miller & Finn (law firm)
       from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
       Vice President and Assistant Secretary of                              N/A                          N/A
       SEI Investments Global Funds Services and
       SEI Investments Distribution Co. since 2000;
       Vice President, Merrill Lynch & Co. Asset
       Management Group from 1998-2000; Associate
       at Pepper Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
       Vice President and Assistant Secretary of SEI                          N/A                          N/A
       Investments Global Funds Services and SEI
       Investments Distribution Co. since 1999;
       Associate at White and Williams LLP
       from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
       Vice President and Assistant Secretary of SEI                          N/A                          N/A
       Investments Global Funds Services and SEI
       Investments Distribution Co. since 2001;
       Associate at Howard Rice Nemorvoski
       Canady Falk & Rabkin from 1998-2001;
       Associate at Seward & Kissel from 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
       Middle Office Compliance Officer at SEI                                N/A                          N/A
       Investments since 2000; Supervising Examiner
       at Federal Reserve Bank of Philadelphia from
       1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
       Employed by SEI Investments Company since                              N/A                          N/A
       2003. Associate at Drinker Biddle & Reath, LLP
       from 1998-2003.
------------------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

                         LONG LONG
                        (18% RATE)     ORDINARY
                       CAPITAL GAIN     INCOME        TOTAL          QUALIFYING
PORTFOLIO              DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DIVIDEND INCOME (1)
----------             ------------- ------------- ------------- -------------------
McKee International
   Equity Portfolio ...    0.00%        100.00%        100.00%        48.82%

(1)THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS DESIGNATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE PORTFOLIO TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

FOREIGN TAXES DURING THE FISCAL YEAR ENDED OCTOBER 31, 2003 AMOUNTING TO $455,412 ARE EXPECTED TO BE PASSED THROUGH TO THE SHAREHOLDERS AS FOREIGN TAX CREDITS ON FORM 1099-DIV FOR THE YEAR ENDING DECEMBER 31, 2003 WHICH SHAREHOLDERS OF THIS PORTFOLIO WILL RECEIVE IN LATE JANUARY, 2004.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDER FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2003. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2003 FORM 1099-DIV.

                                      NOTES

                                      NOTES

                      MCKEE INTERNATIONAL EQUITY PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-625-3346

                                    ADVISER:
                                C.S. McKee, L.P.
                               One Gateway Center
                              Pittsburgh, PA 15222

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004











          This information must be preceded or accompanied by a current prospectus for the Portfolio described.

CSM-AR-001-0200

ITEM 2.     CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.    (RESERVED)

ITEM 9.     CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.   EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit

--------------------------------------------------------------------------------

                                SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 12/22/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/James F. Volk
                                        -----------------------------------
                                        James F. Volk, President

Date 12/22/03


By (Signature and Title)*               /s/Jennifer E. Spratley
                                        ----------------------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 12/22/03
* Print the name and title of each signing officer under his or her signature.